Goodwill - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 2,000,000	$ 2,000,000